Document and Entity Information	Nov. 25, 2025
Details
Registrant CIK	0001755101
Document Type	8-K
Document Period End Date	Nov. 25, 2025
Entity Registrant Name	Applife Digital Solutions, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56144
Entity Tax Identification Number	82-4868628
Entity Address, Address Line One	701 Anacapa Street
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93101
City Area Code	805
Local Phone Number	500-3205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false